Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Aggregate Fair Value and Carrying Value of Long-term Debt

At December 31, 2016, the aggregate fair value and the carrying value of the Company’s long-term debt was as follows (in thousands):

	As of December 31, 2016		As of December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt - related party	$1,295	$1,295	$—	$—
Long-term debt	1,295	1,295	—	—
Total long-term debt	$2,590	$2,590	$—	$—